Pay vs Performance Disclosure Pure in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The table below reports calculated compensation actually paid for our CEO, considered our principal executive officer, and averages of calculated compensation actually paid for our remaining reported NEOs, together with shareholder returns, net income and operating income for the past three years. The Compensation Committee considers operating income to be the most important financial performance measure used to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to the Company’s performance.

Pay versus Performance Table					Value of Initial Fixed $100 Investment Based On:

Year (a)	Summary Compensation Table Total For PEO ($)(1) (b)	Compensation Actually Paid to PEO ($)(2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4) (e)	Total Shareholder Return ($)(5) (f)	Peer Group Total Shareholder Return ($)(6) (g)	Net Income ($) (thousands)(7) (h)	Operation Income ($) (thousands)(8) (i)
2020	7,453,372	10,215,473	3,552,426	3,597,136	118.10	121.49	506,035	713,119
2021	8,801,881	16,995,242	3,337,948	6,489,537	177.90	164.69	760,806	1,045,530
2022	9,240,455	5,614,863	4,745,765	3,310,170	153.12	135.94	969,351	1,331,553
2023	8,256,333	12,654,140	3,293,057	4,956,985	177.00	162.05	728,287	993,196

(1) This column lists the total compensation amount for our principal executive officer (PEO), John N. Roberts, III, reported in the Summary Compensation Table shown on page 60 of this Proxy Statement.

PEO Total Compensation Amount	$ 8,256,333	$ 9,240,455	$ 8,801,881	$ 7,453,372
PEO Actually Paid Compensation Amount	$ 12,654,140	5,614,863	16,995,242	10,215,473
Adjustment To PEO Compensation, Footnote

(2) For each year listed, this column is calculated as follow:

		2020	2021	2022	2023
	Total Compensation as reported SCT	$7,453,372	$8,801,881	$9,240,455	$8,256,333
(Subtract)	Pension values reported in SCT for covered fiscal year	-	-	-	-
(Subtract)	Fair value of stock awards granted during covered fiscal year	(6,507,402)	(6,042,085)	(6,592,523)	(7,204,478)
Add	Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in the covered year	-	-	-	-
Add	Fair value of stock awards granted in covered fiscal year and that are unvested at end of such covered fiscal year – valued at year-end	7,779,212	8,384,433	5,735,618	7,785,675
Add	Fair value of stock awards granted in covered fiscal year that vested during such covered fiscal year – valued on date of vesting	-	-	-	-
Add	Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	-	-	-	-
Add/ (Subtract)	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	1,361,340	5,510,480	(2,280,415)	2,097,842
Add/ (Subtract)	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	128,951	340,533	(488,272)	1,718,768
(Subtract)	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	-	-	-	-
Equals	Compensation Actually Paid to PEO	$10,215,473	$16,995,242	$ 5,614,863	$12,654,140

70	Proxy Statement J.B. Hunt Transport Services, Inc.

Non-PEO NEO Average Total Compensation Amount	$ 3,293,057	4,745,765	3,337,948	3,552,426
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,956,985	3,310,170	6,489,537	3,597,136
Adjustment to Non-PEO NEO Compensation Footnote

Executive

Compensation

(3) This column lists the average total compensation amount for our other non-PEO NEOs reported in the Summary Compensation Table shown on page 60 of this Proxy Statement or for the years 2020, reported in the Summary Compensation Table included in our 2021 Proxy Statement filed on March 18, 2021. The non-PEO NEOs included are as follows:

2020

David G. Mee – former Chief Financial Officer and Executive Vice President, Finance/Administration

John Kuhlow – Chief Financial Officer, Chief Accounting Officer, and Executive Vice President

Shelley Simpson – Chief Commercial Officer and Executive Vice President of People and Human Resources

Nicholas Hobbs – Chief Operating Officer, President of Contract Services, and Executive Vice President

Darren Field – President of Intermodal and Executive Vice President

Terrence D. Matthews – former President of Intermodal and Executive Vice President

2021

John Kuhlow – Chief Financial Officer, Chief Accounting Officer, and Executive Vice President

Shelley Simpson – Chief Commercial Officer and Executive Vice President of People and Human Resources

Nicholas Hobbs – Chief Operating Officer, President of Contract Services, and Executive Vice President

Darren Field – President of Intermodal and Executive Vice President

2022 and 2023

John Kuhlow – Chief Financial Officer, Chief Accounting Officer, and Executive Vice President

Shelley Simpson – President

Nicholas Hobbs – Chief Operating Officer, President of Contract Services, and Executive Vice President

Darren Field – President of Intermodal and Executive Vice President

(4) For each year listed, this column is calculated as follow:

		2020	2021	2022	2023
	Total Compensation as reported SCT	$3,552,426	$3,337,948	$4,745,765	$3,293,057
(Subtract)	Pension values reported in SCT for covered fiscal year	-	-	-	-
(Subtract)	Fair value of stock awards granted during covered fiscal year	(1,851,489)	(1,958,038)	(3,320,605)	(2,628,575)
Add	Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in the covered year	-	-	-	-
Add	Fair value of stock awards granted in covered fiscal year and that are unvested at end of such covered fiscal year – valued at year-end	1,693,017	2,717,115	3,056,371	2,840,626
Add	Fair value of stock awards granted in covered fiscal year that vested during such covered fiscal year – valued on date of vesting	5,931	-	-	-
Add	Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	-	-	-	-
Add/(Subtract)	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	354,143	2,185,409	(904,527)	985,448
Add/(Subtract)	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	(156,892)	207,103	(266,834)	466,429
(Subtract)	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	-	-	-	-
Equals	Average Compensation Actually Paid to NEOs	$3,597,136	$6,489,537	$3,310,170	$4,956,985

(5) This column lists a cumulative 4-year total return of shareholders of our common stock and assumes the value of the investment (including reinvestment of dividends) was $100 on December 31, 2019 and tracks it through December 31, 2023. The stock price performance included in the column is not necessarily indicative of future stock price performance.

(6) This column lists a cumulative 4-year total return of shareholders of a peer group calculated using the same method for column (f). For 2023 and 2022, the peer group used was that listed under the section titled "Benchmarking Against a Peer Group" on page 46 of this Proxy Statement. For 2021, the peer group used was the same as 2023 and 2022, with the omission of Union Pacific Corporation. For 2020, the peer group used was the same as 2021, with the addition of Kansas City Southern. Kansas City Southern was removed and replaced with Union Pacific Corporation due to the acquisition of Kansas City Southern by Canadian Pacific Railway Limited. Kansas City Southern was omitted from the 2021 peer group total shareholder return because its common stock was no longer listed for trading at the end of 2021. The cumulative 4-year total shareholder returns through December 31, 2023 of the former peer group (excluding both Union Pacific Corporation and Kansas City Southern), the current peer group, and the Company were $168.98, $162.05 and $177.00, respectively.

J.B. Hunt Transport Services, Inc. Proxy Statement	71

Executive

Compensation

(7) This column lists our reported net income for the year indicated.

(8) This column lists our reported operating income for the year indicated, which we consider the most Important financial performance measure that was used to link compensation actually paid for the most recent fiscal year to company performance.

Compensation Actually Paid vs. Company Selected Measure

Description of the Relationship Between Compensation Actually Paid to Our Named Executive Officers and Company Performance

The following graphs present the relationships between the compensation actually paid to our PEO and average compensation actually paid to our remaining reported NEOs to our total shareholder return, net income, operating income, and our peer group’s total shareholder return for the years ended 2021, 2022, and 2023.

Compensation Actually Paid vs. Cumulative TSR	Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Operating Income

Tabular List, Table

Company's Most Important Financial Performance Measures

The following are the most important financial performance measures, as determined by the Company, that link compensation actually paid to our NEOs, for the most recently completed fiscal year, to the Company’s performance:

●	Earnings before interest, taxes, depreciation, and amortization (EBITDA)

●	Operating income

●	Return on invested capital (ROIC)

72	Proxy Statement J.B. Hunt Transport Services, Inc.

Total Shareholder Return Amount	$ 177	153.12	177.9	118.1
Peer Group Total Shareholder Return Amount	162.05	135.94	164.69	121.49
Net Income (Loss)	$ 728,287,000	$ 969,351,000	$ 760,806,000	$ 506,035,000
Company Selected Measure Amount	993,196	1,331,553	1,045,530	713,119
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings before interest, taxes, depreciation, and amortization (EBITDA)
Measure:: 2
Pay vs Performance Disclosure
Name	Operating income
Measure:: 3
Pay vs Performance Disclosure
Name	Return on invested capital (ROIC)
PEO Pension values reported in SCT for covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0
PEO Fair value of stock awards granted during covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,204,478	6,592,523	6,042,085	6,507,402
PEO Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO Fair value of stock awards granted in covered fiscal year and that are unvested at end of such covered fiscal year valued at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,785,675	5,735,618	8,384,433	7,779,212
PEO Fair value of stock awards granted in covered fiscal year that vested during such covered fiscal year valued on date of vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,097,842	2,280,415	5,510,480	1,361,340
PEO Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,718,768	488,272	340,533	128,951
PEO Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
NEO Pension values reported in SCT for covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
NEO Fair value of stock awards granted during covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,628,575	3,320,605	1,958,038	1,851,489
NEO Pension value attributable to covered fiscal year’s service and any change in pension value attributable to plan amendments made in the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
NEO Fair value of stock awards granted in covered fiscal year and that are unvested at end of such covered fiscal year valued at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,840,626	3,056,371	2,717,115	1,693,017
NEO Fair value of stock awards granted in covered fiscal year that vested during such covered fiscal year - valued on date of vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	5,931
NEO Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
NEO Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	985,448	904,527	2,185,409	354,143
NEO Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	466,429	266,834	207,103	156,892
NEO Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0